Schedule of Revenue, Net Income and Assets by Geographic Location (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended													12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Total revenues	$ 2,303	$ 2,467		$ 2,456		$ 2,402		$ 2,315		$ 2,510	$ 2,426	$ 2,532	$ 2,455	$ 9,640	$ 9,923	$ 9,716
Income (loss) from continuing operations	161	260	[1]	59	[1]	82	[1]	67	[1]	211	(11)	(138)	79	468	141	136
Net income (loss)	141	266	[1]	71	[1]	109	[1]	79	[1]	188	8	(111)	92	525	177	181
Total assets	112,075	113,312								112,187				113,312	112,187
Segment, Continuing Operations
Segment Reporting Information [Line Items]
Total assets	111,636	112,873								111,681				112,873	111,681
Segment, Discontinued Operations
Segment Reporting Information [Line Items]
Total assets	439	439								506				439	506
United States
Segment Reporting Information [Line Items]
Total revenues														7,410	7,394	7,232
Income (loss) from continuing operations														(22)	(441)	(449)
Net income (loss)														35	(405)	(404)
Total assets		101,104								100,169				101,104	100,169
United States | Segment, Continuing Operations
Segment Reporting Information [Line Items]
Total assets		100,665								99,663				100,665	99,663
United States | Segment, Discontinued Operations
Segment Reporting Information [Line Items]
Total assets		439								506				439	506
International
Segment Reporting Information [Line Items]
Total revenues														2,230	2,529	2,484
Income (loss) from continuing operations														490	582	585
Net income (loss)														490	582	585
Total assets		12,208								12,018				12,208	12,018
International | Segment, Continuing Operations
Segment Reporting Information [Line Items]
Total assets		12,208								12,018				12,208	12,018
International | Segment, Discontinued Operations
Segment Reporting Information [Line Items]
Total assets		$ 0								$ 0				$ 0	$ 0

[1]	Effective January 1, 2013, the Government Guarantee Agreement and all obligations under it, including the requirement for the Canadian government guarantee fund and payment of exit fees, was terminated. As a result, in the fourth quarter of 2012, the accrued liability for exit fees was reversed resulting in a favorable adjustment of $186 million in expenses in the Canadian platform. This adjustment impacted net income available to Genworth Financial, Inc.'s common stockholders by $78 million, net of taxes, and net income attributable to noncontrolling interests by $58 million, net of taxes.